Subsidiaries (Details 2) - Peace Of Meat BV [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021
Disclosure of subsidiaries [line items]
Closing cash consideration and related acquisition costs	$ 5,053
Shares consideration	4,359
Initial cash investment in acquiree	1,223
Tangible assets, net	(419)		$ (419)
Net addition to balance sheet as of consolidation date	10,216
Additional contributions post-acquisition date according to milestone achievement:
Opening balance	13,453	$ 10,216
Cash consideration	838	1,960
Payment liabilities	0	194
Shares consideration	724	1,973
Foreign exchange rate effect	(648)	(890)
Total	14,367	13,453
Impairment valuation result	(14,367)	(0)
Period-end intangible asset balance	$ 0	$ 13,453